FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Assets at Fair Value

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$17,912,772	$-	$-	$17,912,772
Fixed Annuities	-	278,082	-	278,082
Total	17,912,772	278,082	-	18,190,854

Self-directed brokerage accounts:
Common stock-employer stock	1,754,416	-	-	1,754,416
Self-directed brokerage accounts	345,014	-	-	345,014
Total self-directed brokerage accounts	2,099,430	-	-	2,099,430

Collective Trust Funds(a)				493,639

Total investments	$20,012,202	$278,082	$-	$20,783,923

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$15,908,553	$-	$-	$15,908,553
Fixed Annuities	-	457,782	-	457,782
Total	15,908,553	457,782	-	16,366,335

Self-directed brokerage accounts:
Common stock-employer stock	2,479,730	-	-	2,479,730
Self-directed brokerage accounts	761,621	-	-	761,621
Total self-directed brokerage accounts	3,241,351	-	-	3,241,351

Collective Trust Funds(a)				446,807

Total investments	$19,149,904	$457,782	$-	$20,054,493

(a) In accordance with Accounting Standards Codification (“ASC”) Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.